Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale	¥ 115,995	¥ 117,763
Other investments	12,394	10,375
Marketable securities and other investments (Non-current)	¥ 128,389	¥ 128,138